Segment Information	12 Months Ended
Jun. 30, 2015
Segment Information

15. Segment Information

The Company has two reportable segments, a transportation segment and an oil and gas segment. The Company reassesses its reportable segments at least annually. The transportation segment provides school transportation and management services to public and private schools in both the United States and Canada.

The table below summarizes revenue and assets by geographical area for the transportation segment for the years ended June 30, 2015 and 2014:

2015
	Revenues	Property and Equipment (net)	Goodwill
United States	$480,936	$198,135	$99,484
Canada	70,925	33,161	35,455

Total	$551,861	$231,296	$134,939

For the year ended June 30, 2015, the oil and gas segment, which is located in the United States, had revenues of $2.9 million and net oil and gas interests of $7.7 million. There is no goodwill associated with this segment.

2014
	Revenues	Property and Equipment (net)	Goodwill
United States	$409,683	$187,218	$99,484
Canada	74,633	44,134	39,674

Total	$484,316	$231,352	$139,158

For the year ended June 30, 2014, the oil and gas segment, which is located in the United States, had revenues of $5.2 million and net oil and gas interests of $7.9 million. There is no goodwill associated with this segment.

The accounting policies of the segments are the same as those described in the basis of presentation. There are no inter-segment sales.

Reportable operating segments:

	2015	2014
Revenue
Transportation	$551,861	$484,316
Oil and gas	2,890	5,183

	$554,751	$489,499

Operating earnings (losses)
Transportation	$17,702	$14,290
Oil and gas	(540)	1,235

	17,162	15,525
Unallocated expenses	13,423	14,503
Tax expense (benefit)	84	(395)

Net Income	$3,655	$1,417

	2015	2014
Capital Expenditures
Transportation	$32,467	$36,271
Oil and gas	1,003	1,523

	$33,470	$37,794

Depreciation, depletion and amortization
Transportation	$49,969	$48,896
Oil and gas	1,162	1,121

	$51,131	$50,017

Total Assets
Transportation	$527,291	$534,522
Oil and gas	8,636	9,316

	$535,927	$543,838

Total Liabilities
Transportation	$334,333	$383,114
Oil and gas	1,787	1,684

	$336,120	$384,798